Revenue - Schedule of Disaggregated Components of Revenue (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Services transferred over time:
Design and project management services		$ 3,000	$ 1,070,000	$ 3,000	$ 10,555,000	$ 10,555,000	$ 10,963,000
Media production services			196,000		1,773,000	1,773,000	392,000
Attraction hardware and turnkey sales			39,000		2,052,000
Other		2,066,000	276,000	5,380,000	386,000
Total revenue from services transferred over time		2,069,000	1,581,000	5,383,000	14,766,000	16,913,000	15,950,000
Services transferred at a point in time:
Digital media licenses					1,331,000	1,331,000
Total revenue from services transferred at a point in time					1,331	1,331,000
Total revenue	$ 3,600,000	$ 2,069,000	$ 1,581,000	$ 5,383,000	$ 16,097,000	$ 18,244,000	$ 15,950,000